Share-Based Compensation (Details) - Schedule of changes in nonvested shares granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in nonvested shares granted [Abstract]
Number of options, Balance at beginning of the year	529,082	601,227	526,351
Weighted average exercise price, Balance at beginning of the year	$ 8.69	$ 5.93	$ 7.03
Number of options, Granted	860,492	345,500	360,500
Weighted average exercise price, Granted	$ 5.49	$ 12.14	$ 3.86
Number of options, Vested during the year	(370,839)	(385,798)	(249,965)
Weighted average exercise price, Vested during the year	$ 7.14	$ 7.39	$ 6.07
Number of options, Forfeited during the year	(32,730)	(31,847)	(35,659)
Weighted average exercise price, Forfeited during the year	$ 6.43	$ 6.75	$ 6.24
Number of options, Balance at end of the year	986,005	529,082	601,227
Weighted average exercise price, Balance at end of the year	$ 6.46	$ 8.69	$ 5.93